UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2015
Date of reporting period: April 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (99.26%)
CONSUMER DISCRETIONARY – (18.40%)
Consumer Durables & Apparel – (1.48%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	2,264,798	$201,868,035
Hunter Douglas N.V. (Netherlands)	1,154,415	56,186,722
		258,054,757
Consumer Services – (2.40%)
Las Vegas Sands Corp.	7,938,452	419,785,342
Media – (3.17%)
Liberty Global PLC, Series C *	10,993,108	554,602,298
Retailing – (11.35%)
Amazon.com, Inc. *	2,527,055	1,065,861,258
CarMax, Inc. *	7,652,917	521,240,177
Liberty Interactive Corp., Series A *	2,502,917	71,983,893
Liberty TripAdvisor Holdings Inc., Series A *	809,107	24,038,569
Liberty Ventures, Series A *	1,411,393	58,826,860
Priceline Group Inc. *	195,180	241,595,756
		1,983,546,513
	Total Consumer Discretionary	3,215,988,910
CONSUMER STAPLES – (2.76%)
Food & Staples Retailing – (1.05%)
Costco Wholesale Corp.	1,286,399	184,019,377
Food, Beverage & Tobacco – (1.71%)
Diageo PLC (United Kingdom)	5,111,407	141,904,716
Heineken Holding N.V. (Netherlands)	2,247,918	156,700,934
		298,605,650
	Total Consumer Staples	482,625,027
ENERGY – (4.94%)
Cabot Oil & Gas Corp.	1,547,050	52,321,231
Encana Corp. (Canada)	37,886,602	538,368,615
EOG Resources, Inc.	953,640	94,362,678
Ultra Petroleum Corp. *(a)	10,505,978	178,916,805
	Total Energy	863,969,329
FINANCIALS – (35.85%)
Banks – (11.45%)
Citizens Financial Group Inc.	7,199,614	187,549,945
JPMorgan Chase & Co.	10,254,576	648,704,478
Wells Fargo & Co.	21,150,664	1,165,401,586
		2,001,656,009
Diversified Financials – (20.73%)
Capital Markets – (8.96%)
Bank of New York Mellon Corp.	24,931,708	1,055,608,517
Brookfield Asset Management Inc., Class A (Canada)	774,297	41,695,893
Charles Schwab Corp.	9,374,622	285,925,971
Julius Baer Group Ltd. (Switzerland)	3,491,775	182,762,071
		1,565,992,452
Consumer Finance – (4.86%)
American Express Co.	10,963,458	849,119,822
Diversified Financial Services – (6.91%)
Berkshire Hathaway Inc., Class A *	3,753	800,890,200

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Moody's Corp.	1,281,041	$137,737,528
Visa Inc., Class A	4,065,572	268,531,031
		1,207,158,759
		3,622,271,033
Insurance – (3.67%)
Multi-line Insurance – (1.67%)
Fairfax Financial Holdings Ltd. (Canada)	207,322	111,783,876
Loews Corp.	4,336,231	180,560,659
		292,344,535
Property & Casualty Insurance – (1.50%)
ACE Ltd.	1,861,460	199,157,605
Markel Corp. *	84,018	62,227,092
		261,384,697
Reinsurance – (0.50%)
Everest Re Group, Ltd.	491,354	87,908,144
		641,637,376
	Total Financials	6,265,564,418
HEALTH CARE – (10.75%)
Health Care Equipment & Services – (9.41%)
Express Scripts Holding Co. *	7,951,826	687,037,767
Laboratory Corp. of America Holdings *	2,236,777	267,429,058
Quest Diagnostics Inc.	2,933,143	209,485,073
UnitedHealth Group Inc.	4,305,913	479,678,708
		1,643,630,606
Pharmaceuticals, Biotechnology & Life Sciences – (1.34%)
Agilent Technologies, Inc.	83,195	3,441,777
Valeant Pharmaceuticals International, Inc. (Canada)*	1,066,617	231,381,226
		234,823,003
	Total Health Care	1,878,453,609
INDUSTRIALS – (5.38%)
Capital Goods – (3.28%)
Orascom Construction Ltd. (United Arab Emirates)*	3,330,717	44,298,536
PACCAR Inc.	3,374,978	220,554,812
Precision Castparts Corp.	1,083,624	223,974,245
Schneider Electric SE (France)	1,128,839	84,378,885
		573,206,478
Commercial & Professional Services – (0.28%)
Experian PLC (United Kingdom)	2,735,822	48,862,521
Transportation – (1.82%)
Kuehne & Nagel International AG (Switzerland)	1,980,890	297,102,568
Wesco Aircraft Holdings, Inc. *	1,308,350	20,514,928
		317,617,496
	Total Industrials	939,686,495
INFORMATION TECHNOLOGY – (13.80%)
Semiconductors & Semiconductor Equipment – (1.78%)
Texas Instruments Inc.	5,742,150	311,281,952

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (11.94%)
	ASAC II L.P., Private Placement *(b)	247,000,000	$380,972,800
	Google Inc., Class A *	975,687	535,427,755
	Google Inc., Class C *	975,245	524,038,353
	Microsoft Corp.	4,422,235	215,097,510
	Oracle Corp.	4,952,349	216,021,463
	Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	2,285,461	137,813,298
	SouFun Holdings Ltd., Class A, ADR (China)	9,326,583	77,130,842
			2,086,502,021
Technology Hardware & Equipment – (0.08%)
	Keysight Technologies, Inc. *	408,318	13,662,320
		Total Information Technology	2,411,446,293
MATERIALS – (7.38%)
	Ecolab Inc.	2,680,137	300,121,741
	Lafarge S.A. (France)	5,263,683	384,063,943
	OCI N.V. (Netherlands)*	6,661,435	198,599,265
	Praxair, Inc.	3,329,554	405,972,519
		Total Materials	1,288,757,468
	TOTAL COMMON STOCK – (Identified cost $10,273,370,256)		17,346,491,549
SHORT-TERM INVESTMENTS – (0.69%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 05/01/15, dated 04/30/15, repurchase value of $51,980,217 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.25%, 01/31/20, total market value $53,019,600)	$51,980,000	51,980,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.12%, 05/01/15, dated 04/30/15, repurchase value of $38,335,128 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.50%, 09/15/21-03/20/45, total market value $39,101,700)	38,335,000	38,335,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.17%, 05/01/15, dated 04/30/15, repurchase value of $30,668,145 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.892%-5.50%, 10/01/21-04/01/45, total market value $31,281,360)	30,668,000	30,668,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $120,983,000)		120,983,000
	Total Investments – (99.95%) – (Identified cost $10,394,353,256) – (c)		17,467,474,549
	Other Assets Less Liabilities – (0.05%)		7,875,668
	Net Assets – (100.00%)		$17,475,350,217

ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2015. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2015, amounted to $178,916,805. Transactions during the period in which the issuers were affiliates are as follows:

	Shares	Gross	Gross	Shares	Dividend
Security	July 31, 2014	Additions	Reductions (1)	April 30, 2015	Income
Ultra Petroleum Corp.	8,218,580	2,549,500	262,102	10,505,978	$–

(1)	Gross reductions due entirely from in-kind redemption.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $380,972,800 or 2.18% of the Fund's net assets as of April 30, 2015.

(c)	Aggregate cost for federal income tax purposes is $10,393,409,205. At April 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$7,529,588,466
Unrealized depreciation	(455,523,122)
Net unrealized appreciation	$7,074,065,344

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$2,957,934,153	$258,054,757	$–	$3,215,988,910
Consumer Staples	184,019,377	298,605,650	–	482,625,027
Energy	863,969,329	–	–	863,969,329
Financials	6,082,802,347	182,762,071	–	6,265,564,418
Health Care	1,878,453,609	–	–	1,878,453,609
Industrials	509,342,521	430,343,974	–	939,686,495
Information Technology	2,030,473,493	–	380,972,800	2,411,446,293
Materials	706,094,260	582,663,208	–	1,288,757,468
Short-term securities	–	120,983,000	–	120,983,000
Total Investments	$15,213,089,089	$1,873,412,660	$380,972,800	$17,467,474,549

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2015.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended April 30, 2015:

Investment Securities:
Beginning balance	$338,118,300
Increase in unrealized appreciation	42,854,500
Ending balance	$380,972,800

Increase in unrealized appreciation during the period on Level 3 securities still held at April 30, 2015.	$42,854,500

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	April 30, 2015	Technique	Input	Amount
Equity securities	$380,972,800	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	9.30%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (84.09%)
CONSUMER DISCRETIONARY – (21.27%)
Consumer Durables & Apparel – (3.81%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	5,990	$533,906
Jarden Corp. *	16,500	844,470
NIKE, Inc., Class B	7,440	735,370
		2,113,746
Consumer Services – (2.76%)
Las Vegas Sands Corp.	28,980	1,532,462
Media – (7.78%)
Liberty Global PLC, Series C *	41,270	2,082,071
Time Warner Cable Inc.	8,455	1,314,922
Twenty-First Century Fox, Inc., Class B	27,400	913,790
		4,310,783
Retailing – (6.92%)
Amazon.com, Inc. *	1,760	742,333
JD.com Inc., Class A, ADR (China)*	10,150	340,634
Lowe's Cos, Inc.	13,790	949,579
Priceline Group Inc. *	370	457,990
Tiffany & Co.	5,000	437,400
TJX Cos, Inc.	8,990	580,215
Vipshop Holdings Ltd., Class A, ADS (China)*	11,500	325,335
		3,833,486
	Total Consumer Discretionary	11,790,477
CONSUMER STAPLES – (2.74%)
Food, Beverage & Tobacco – (0.67%)
Nestle S.A. (Switzerland)	4,765	369,689
Household & Personal Products – (2.07%)
Colgate-Palmolive Co.	17,090	1,149,815
	Total Consumer Staples	1,519,504
ENERGY – (1.75%)
Boardwalk Pipeline Partners, L.P.	22,090	386,796
Halliburton Co.	9,555	467,717
Transocean Ltd. (Switzerland)	6,255	117,719
	Total Energy	972,232
FINANCIALS – (16.59%)
Banks – (3.61%)
Citizens Financial Group Inc.	11,680	304,264
JPMorgan Chase & Co.	12,670	801,504
U.S. Bancorp	20,925	897,055
		2,002,823
Diversified Financials – (7.05%)
Capital Markets – (3.66%)
Bank of New York Mellon Corp.	21,780	922,165
Brookfield Asset Management Inc., Class A (Canada)	7,000	376,950
Franklin Resources, Inc.	7,000	360,920
Goldman Sachs Group, Inc.	1,890	371,234
		2,031,269
Diversified Financial Services – (3.39%)
Berkshire Hathaway Inc., Class A *	4	853,600
Berkshire Hathaway Inc., Class B *	2,915	411,627

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	9,280	$612,944
		1,878,171
		3,909,440
Insurance – (5.93%)
Multi-line Insurance – (3.06%)
Fairfax Financial Holdings Ltd. (Canada)	1,000	539,180
Loews Corp.	27,770	1,156,343
		1,695,523
Property & Casualty Insurance – (1.58%)
ACE Ltd.	4,000	427,960
Progressive Corp.	7,350	195,951
W. R. Berkley Corp.	5,080	248,869
		872,780
Reinsurance – (1.29%)
Everest Re Group, Ltd.	4,000	715,640
		3,283,943
	Total Financials	9,196,206
HEALTH CARE – (8.75%)
Health Care Equipment & Services – (6.97%)
Diagnosticos da America S.A. (Brazil)	47,510	157,371
Express Scripts Holding Co. *	10,235	884,304
Laboratory Corp. of America Holdings *	6,305	753,826
Quest Diagnostics Inc.	12,310	879,180
UnitedHealth Group Inc.	10,670	1,188,638
		3,863,319
Pharmaceuticals, Biotechnology & Life Sciences – (1.78%)
Agilent Technologies, Inc.	9,190	380,190
Valeant Pharmaceuticals International, Inc. (Canada)*	2,805	608,489
		988,679
	Total Health Care	4,851,998
INDUSTRIALS – (7.31%)
Capital Goods – (4.34%)
Brenntag AG (Germany)	8,635	518,106
Precision Castparts Corp.	3,295	681,043
Schneider Electric SE (France)	6,265	468,298
Textron Inc.	16,720	735,346
		2,402,793
Commercial & Professional Services – (2.97%)
Experian PLC (United Kingdom)	54,436	972,242
Republic Services, Inc.	16,630	675,677
		1,647,919
	Total Industrials	4,050,712
INFORMATION TECHNOLOGY – (19.34%)
Semiconductors & Semiconductor Equipment – (6.28%)
Applied Materials, Inc.	51,990	1,028,882
First Solar, Inc. *	4,030	240,470
Intel Corp.	20,270	659,789

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Texas Instruments Inc.	28,650	$1,553,116
		3,482,257
Software & Services – (10.93%)
MasterCard, Inc., Class A	15,300	1,380,213
Microsoft Corp.	24,210	1,177,575
Oracle Corp.	27,045	1,179,703
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	4,220	254,466
salesforce.com, inc. *	8,055	586,565
SAP SE, ADR (Germany)	19,570	1,481,253
		6,059,775
Technology Hardware & Equipment – (2.13%)
Apple Inc.	3,290	411,743
Hewlett-Packard Co.	20,830	686,765
Keysight Technologies, Inc. *	2,425	81,141
		1,179,649
	Total Information Technology	10,721,681
Materials – (6.34%)
Cemex S.A.B. de C.V., ADR (Mexico)*	23,540	226,459
Ecolab Inc.	3,975	445,120
Lafarge S.A. (France)	10,940	798,236
Praxair, Inc.	7,565	922,400
Sherwin-Williams Co.	4,050	1,125,900
	Total Materials	3,518,115
TOTAL COMMON STOCK – (Identified cost $34,770,640)		46,620,925
SHORT-TERM INVESTMENTS – (15.48%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 05/01/15, dated 04/30/15, repurchase value of $3,688,015 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.25%, 01/31/20, total market value $3,761,760)	$3,688,000	3,688,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.12%, 05/01/15, dated 04/30/15, repurchase value of $2,720,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.46%-8.00%, 10/20/23-03/20/64, total market value $2,774,400)	2,720,000	2,720,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.17%, 05/01/15, dated 04/30/15, repurchase value of $2,176,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-6.50%, 11/01/19-05/01/45, total market value $2,219,520)	2,176,000	2,176,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,584,000)		8,584,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

	Total Investments – (99.57%) – (Identified cost $43,354,640) – (a)	$55,204,925
	Other Assets Less Liabilities – (0.43%)	238,553
	Net Assets – (100.00%)	$55,443,478

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $43,358,520. At April 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$12,445,769
	Unrealized depreciation	(599,364)
	Net unrealized appreciation	$11,846,405

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2015 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$11,256,571	$533,906	$–	$11,790,477
Consumer Staples	1,149,815	369,689	–	1,519,504
Energy	972,232	–	–	972,232
Financials	9,196,206	–	–	9,196,206
Health Care	4,851,998	–	–	4,851,998
Industrials	2,092,066	1,958,646	–	4,050,712
Information Technology	10,721,681	–	–	10,721,681
Materials	2,719,879	798,236	–	3,518,115
Short-term securities	–	8,584,000	–	8,584,000
Total Investments	$42,960,448	$12,244,477	$–	$55,204,925

Level 2 to Level 1 Transfers**:
Health Care	$157,371

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2015.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 25, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 25, 2015